Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Policyholder reserves	$ 2,139,431	$ 2,058,446
Deferred acquisition costs	65,002	41,664
Deferred financing costs	6,311	8,707
Investments	29,721	120,893
Other assets	5,137	688
Total deferred tax assets	2,245,602	2,230,398
Deferred tax liabilities
Value of business acquired	(65,345)	(86,696)
Amounts recoverable from reinsurers	(2,172,500)	(2,076,251)
Intangibles	(1,820)	(1,820)
Other liabilities	(2,251)	(591)
Total deferred tax liabilities	(2,241,916)	(2,165,358)
Net deferred tax asset (liability)	$ 3,686	$ 65,040